Property, plant and equipment, net - Schedule of Depreciation Charges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Depreciation	€ 605.6	€ 445.2	€ 321.6
Cost of Sales
Property, Plant and Equipment [Line Items]
Total Depreciation	330.4	248.2	188.6
R&D Costs
Property, Plant and Equipment [Line Items]
Total Depreciation	236.2	163.7	101.4
SG&A
Property, Plant and Equipment [Line Items]
Total Depreciation	€ 39.0	€ 33.3	€ 31.6